Gains and losses on disposal and main changes in scope of consolidation - Assets and liabilities of FiberCo (Details) - EUR (€) € in Millions	Aug. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Assets		€ 110,052	€ 109,650	€ 108,071
Property, plant and equipment		33,193	31,640	30,484	€ 29,075
Operating taxes and levies receivables		1,233	1,265	1,163
Prepaid expenses		868	851	851	850
Other assets		2,579	2,433	2,130	1,837
Cash and cash equivalents		5,618	6,004	8,621	8,145	€ 427
Liabilities		110,052	109,650	108,071
Equity		35,098	34,956	35,361	€ 37,200
Non-current financial liabilities		€ 30,535	€ 31,930	€ 31,922
FiberCo
Disclosure of detailed information about business combination [line items]
Assets	€ 297
Property, plant and equipment	87
Operating taxes and levies receivables	46
Prepaid expenses	154
Other assets	5
Cash and cash equivalents	5
Liabilities	297
Equity	240
Non-current financial liabilities	36
Other liabilities	21
Amount of obligation to refinance Entity	€ 66
Percent of additional stake exercisable over fiscal years 2027 through 2029	1.00%